Class A | Thrivent Small Cap Stock Fund
Thrivent Small Cap Stock Fund AASMX
Investment Objective
Thrivent Small Cap Stock Fund (the "Fund") seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 98 through 99 of the Fund’s prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A Thrivent Small Cap Stock Fund Class A
Maximum Sales Charge (load) Imposed On Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	1.00%	[1]
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Thrivent Small Cap Stock Fund Class A
Management Fees	0.67%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class A | Thrivent Small Cap Stock Fund | Class A | USD ($)	564	805	1,065	1,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of small companies. The Adviser focuses mainly in the equity securities of smaller U.S. companies which have market capitalizations equivalent to those companies included in widely known indices such as the S&P SmallCap 600 Index, MSCI USA Small Cap Index, or the small company market capitalization classifications published by Lipper, Inc. These companies typically have a market capitalization of less than $6 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in equity securities of small companies stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. Fundamental techniques assess a security's value based on an issuer's financial profile, management, and business prospects while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements. The Adviser looks for small companies that, in its opinion:
  have an improving fundamental outlook;
  have capable management; and
  are financially sound.
The Fund may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund's portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Adviser believes they are worth.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P SmallCap 600 Index, which measures the small-cap segment of the U.S. equity market. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 '09	+18.90%
Worst Quarter:	Q4 '08	(24.62)%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 29, 2017)
Average Annual Total Returns - Class A - Thrivent Small Cap Stock Fund	1 Year	5 Years	10 Years
Class A	15.44%	14.60%	6.46%
Class A | (after taxes on distributions)	13.36%	12.81%	5.62%
Class A | (after taxes on distributions and redemptions)	10.40%	11.39%	5.04%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	13.23%	15.99%	10.43%